Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 will replace existing revenue recognition accounting principles generally accepted in the United States (GAAP) when it becomes effective, currently scheduled for January 1, 2017. Early application is not permitted. This new standard permits the use of either the retrospective or cumulative effect transition method. We are currently evaluating the effect that ASU 2014-09 will have on our consolidated financial statements and related disclosures. We have not yet selected a transition method nor have we determined the effect of the standard on our ongoing financial reporting.